Lease liability - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 30,044
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	5,070
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	13,449
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 11,525